Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	€ 1,554,534	€ 1,420,052	€ 1,210,650
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	735,479	701,536	648,167
Change in deferred taxes, net	(203,046)	232	(36,665)
(Gain) loss on sale of fixed assets and investments	(116,624)	(5,381)	(4,809)
Compensation expense related to share-based plans	46,811	27,433	8,370
Investments in equity method investees, net	(57,009)	(52,948)	(16,022)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(181,272)	(241,878)	(260,607)
Inventories	(62,692)	(60,230)	(271,301)
Other current and non-current assets	185,801	42,266	(66,842)
Accounts receivable from related parties	95,025	(71,773)	(271)
Accounts payable to related parties	(110,375)	120,745	24,523
Accounts payable, provisions and other current and non-current liabilities	629,116	365,312	808,202
Paid interest	(339,088)	(349,738)	(343,589)
Received interest	35,526	30,263	74,993
Income tax payable	654,250	547,157	485,181
Paid income taxes	(674,625)	(541,075)	(493,376)
Net cash provided by (used in) operating activities	2,191,811	1,931,973	1,766,604
Investing activities
Purchases of property, plant and equipment	(944,460)	(930,520)	(858,894)
Proceeds from sale of property, plant and equipment	103,225	15,957	15,690
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(565,694)	(521,800)	(285,543)
Proceeds from divestitures	415,388	190,247	226,823
Net cash provided by (used in) investing activities	(991,541)	(1,246,116)	(901,924)
Financing activities
Proceeds from short-term debt	443,996	805,191	259,149
Repayments of short-term debt	(241,309)	(342,505)	(282,895)
Proceeds from short-term debt from related parties	122,079	124,300	53,000
Repayments of short-term debt from related parties	(116,079)	(138,800)	(39,901)
Proceeds from long-term debt and capital lease obligations	582,311	2,071	5,439
Repayments of long-term debt and capital lease obligations	(1,099,329)	(662,823)	(292,793)
Increase (decrease) of accounts receivable securitization program	157,564	112,025	(262,055)
Proceeds from exercise of stock options	47,591	47,467	85,034
Purchase of treasury stock	(57,938)
Dividends paid	(293,973)	(244,251)	(236,773)
Distributions to noncontrolling interests	(386,340)	(294,302)	(256,399)
Contributions from noncontrolling interests	42,797	71,910	60,744
Net cash provided by (used in) financing activities	(798,630)	(519,717)	(907,450)
Effect of exchange rate changes on cash and cash equivalents	(132,413)	38,012	25,422
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	269,227	204,152	(17,348)
Cash and cash equivalents at beginning of period	708,882	504,730	522,078
Cash and cash equivalents at end of period	€ 978,109	€ 708,882	€ 504,730